Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Statement of compliance

Statement of compliance

The consolidated financial statements of GasLog and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (the “IFRS”) as issued by the International Accounting Standards Board (the “IASB”).

Basis of preparation and approval

Basis of preparation and approval

The consolidated financial statements have been prepared on the historical cost basis, except for the revaluation of derivative financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Going concern

Going concern

In considering going concern management has reviewed the Group’s future cash requirements, covenant compliance and earnings projections, incorporating the negative impact of the COVID-19 pandemic on near-term market rates. As of December 31, 2020, the Group’s current assets totaled $437,534, while current liabilities totaled $459,349, resulting in a negative working capital position of $21,815. Current liabilities include $59,612 of unearned revenue in relation to hires received in advance of December 31, 2020 (which represents a non-cash liability that will be recognized as revenue in January as the services are rendered).

Management monitors the Company’s liquidity position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding and debt service commitments, and to monitor compliance with the financial covenants within its loan and bond facilities. Taking into account the volatile commercial and financial market conditions experienced throughout 2020, management anticipates that our primary sources of funds over the next twelve months will be available cash, cash from operations and existing borrowings, including the credit agreements entered into on July 16, 2020 and July 30, 2020, which refinanced in full the debt maturities due in 2021, as well as the sale and leaseback transactions we concluded in October 2020 and January 2021 that released incremental liquidity of $61,224. Management believes that these anticipated sources of funds will be sufficient for the Company to meet its liquidity needs and to comply with its banking covenants for at least twelve months from the date of this report and therefore it is appropriate to prepare the financial statements on a going concern basis. Additionally, the Company may enter into new debt facilities in the future, as well as equity or debt instruments, although there can be no assurance that the Company will be able to obtain additional debt or equity financing on terms acceptable to the Company, which will also depend on financial, commercial and other factors, as well as a significant recovery in capital market conditions and a sustainable improvement of the LNG charter market, that are beyond the Company’s control. The Company’s long-term ability to repay its debts and maintain compliance with its debt covenants for at least twelve months from the date of this report without reliance on additional sources of finance is also dependent on a sustainable longer-term recovery in the LNG charter market from the market disruption observed in 2020 as a result of the COVID-19 outbreak. Finally, our 8.875% senior unsecured notes due in 2022 (the “8.875% Senior Notes”) will mature on March 22, 2022 (Note 13), which we plan to refinance in due course.

The financial statements are expressed in U.S. dollars (“USD”), which is the functional currency of the Group’s subsidiaries because their vessels operate in international shipping markets in which revenues and expenses are primarily settled in USD, and the Group’s most significant assets and liabilities are paid for and settled in USD.

On March 5, 2021, the financial statements were authorized on behalf of GasLog’s board of directors for issuance and filing.

The principal accounting policies are set out below.

Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of GasLog and entities controlled by GasLog (its subsidiaries). Control is achieved where GasLog:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

Income and expenses of subsidiaries acquired or disposed of during the year are included in the consolidated financial statements from the date control is obtained and up to the date control ceases. Acquisitions of businesses are accounted for using the acquisition method.

All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

The other investors in subsidiaries in which the Group has less than 100% interest hold a non-controlling interest in the net assets of these subsidiaries. Non-controlling interest is stated at the non-controlling interest’s proportion of the net assets of the subsidiaries where the Group has less than 100% interest. Subsequent to initial recognition the carrying amount of non-controlling interest is increased or decreased by the non-controlling interest’s share of subsequent changes in the equity of such subsidiaries. Total comprehensive income is attributed to a non-controlling interest even if this results in the non-controlling interest having a deficit balance.

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Group.

Goodwill

Goodwill

Goodwill arising in a business combination is recognized as an asset at the date that control is acquired (the acquisition date). Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date fair value of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the Group’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree (if any), the excess is recognized immediately in the consolidated statement of profit or loss as a bargain purchase gain.

Goodwill is not amortized but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to each of the Group’s cash-generating units expected to benefit from the synergies of the combination. Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss recognized for goodwill is not reversed in a subsequent period.

On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Investment in associates

Investment in associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results, assets and liabilities of associates are included in these financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for under IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. An impairment assessment of investments in associates is performed when there is an indication that the asset has been impaired or the impairment losses recognized in prior years no longer exist.

When the Group’s share of losses exceeds the carrying amount of the investment, the investment is reported at nil value and recognition of losses is discontinued except to the extent of the Group’s commitment.

Investment in joint ventures

Investment in joint ventures

A joint arrangement is an arrangement where two or more parties have joint control. Joint control is established by a contractual arrangement that requires unanimous agreement on decisions made on relevant activities. Without the presence of joint control, joint arrangements do not exist.

Under IFRS 11 Joint Arrangements, investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. The arrangement is a joint operation when the contractual agreement provides rights to assets and obligations for liabilities for those parties sharing joint control. The joint arrangement is a joint venture when the agreement grants rights to the arrangement’s net assets. The Cool Pool was a joint venture until June 2019 when a termination agreement was entered between GasLog and the Cool Pool. Interests in joint ventures are accounted for using the equity method (see Investment in associates above), after initially being recognized at cost in the consolidated statement of financial position.

Leases

Leases

Lease income from operating leases of vessels where the Group is a lessor is recognized in profit or loss on a straight-line basis over the lease term. The respective leased assets are included in the statement of financial position based on their nature under “Tangible fixed assets”. The Group did not need to make any adjustments to the accounting for assets held as lessor as a result of adopting the new leasing standard.

The Group has changed its accounting policy for leases where the Group is the lessee. The new policy and the impact of the change are discussed below.

Until December 31, 2018, leases of property, plant and equipment (i.e. vessels) where the Group, as lessee, had substantially all the risks and rewards of ownership were classified as finance leases. Finance leases were capitalized at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments, discounted at the interest rate implicit in the lease, if practicable, or else at the Group’s incremental borrowing rate. The corresponding rental obligations, net of finance charges, were included in current and non-current liabilities as finance lease liabilities. Each lease payment was allocated between the liability and finance cost. The finance cost was charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases was depreciated over the asset’s useful life or over the shorter of the asset’s useful life and the lease term if there was no reasonable certainty that the Group would obtain ownership at the end of the lease term. In addition, leases in which a significant portion of the risks and rewards of ownership were not transferred to the Group as lessee were classified as operating leases (i.e. vessels’ equipment, properties and other). Payments made under operating leases (net of any incentives received from the lessor) were charged to profit or loss on a straight-line basis over the period of the lease.

From January 1, 2019 and onwards, each of the above leases is recognized as a right-of-use asset, with a corresponding liability recognized at the date at which the leased asset is available for use by the Group. The Group is a lessee under a vessel sale and leaseback arrangement and also leases various properties, vessel and office equipment. Rental contracts are typically made for fixed periods but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Following the implementation of IFRS 16, leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. The corresponding rental obligations, net of finance charges, are included in current and non-current liabilities as lease liabilities. Each lease payment is allocated between the liability and finance cost. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest rate method) and by reducing the carrying amount to reflect lease payment made. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments: (a)  fixed payments (including in-substance fixed payments), less any lease incentives receivable, (b) variable lease payments that are based on an index or a rate (if any), (c)  amounts expected to be payable by the lessee under residual value guarantees (if any), (d) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and (e)  payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate, which is the Group's current average borrowing rate. Right-of-use assets are measured at cost comprising the following: (a) the amount of the initial measurement of lease liability, (b) any lease payments made at or before the commencement date less any lease incentives received, (c) any initial direct costs, and (d) restoration costs. The right-of-use asset is depreciated over its useful life or over the shorter of its useful life and the lease term if there is no reasonable certainty that the Group will obtain ownership at the end of the lease term. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value items comprise of low value vessel or office equipment.

Deferral and presentation of government grants

Deferral and presentation of government grants

Government grants relating to costs are deferred and recognized in the profit or loss over the period necessary to match them with the costs that they are intended to compensate. Government grants relating to income are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis as costs are incurred over the duration of the specific project.

Accounting for (i) revenues and related operating expenses and (ii) voyage expenses and commissions

Accounting for (i) revenues and related operating expenses and (ii) voyage expenses and commissions

The Group’s revenues comprise revenues from time charters for the charter hire of its vessels, gross pool revenues (until July 2019), management fees, project supervision income and other income earned during the period in accordance with existing contracts.

A time charter represents a contract entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer. Except for the off-hire period, when a charter agreement exists, the vessel is made available and services are provided to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes cash received prior to the balance sheet date relating to services to be rendered after the balance sheet date. Accrued revenue represents income recognized in advance as a result of the straight-line revenue recognition in respect of charter agreements that provide for varying charter rates.

Under a time charter arrangement, the hire rate per the charter agreement has two components: the lease component and the service component relating to the vessel operating costs. The revenue in relation to the lease component of the agreements is accounted for under IFRS 16 Leases. The revenue in relation to the service component relates to vessel operating expenses, which include expenses that are paid by the vessel owner such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses. These costs are essential to operating a charter and the charterers receive the benefit of these when the vessel is used during the contracted time and, therefore, these costs are accounted for in accordance with the requirements of IFRS 15 Revenue from Contracts with Customers.

Pool revenues were recognized on a gross basis representing time charter revenues earned by GasLog vessels participating in the pool under charter agreements where GasLog contracts directly with charterers. Revenues were recognized on a monthly basis, when the vessel is made available and services are provided to the charterer during the period, the amount can be estimated reliably and collection of the related revenue is reasonably assured.

Revenue from vessel management and vessel construction project supervision contracts is recognized when earned and when it is probable that future economic benefits will flow to the Group and such a benefit can be measured reliably.

Time charter hires received in advance are classified as liabilities until the criteria for recognizing the revenue as earned are met.

Under a time charter arrangement, the vessel operating expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses and broker’s commissions are paid by the vessel owner, whereas voyage expenses such as bunkers, port expenses, agents’ fees and extra war risk insurance are paid by the charterer.

Management believes that mobilization of a vessel from a previous port of discharge to a subsequent port of loading does not result in a separate benefit for charterers and that the activity is thus incapable of being distinct. This activity is considered to be a required set-up activity to fulfill the contract. Consequently, positioning and repositioning fees and associated expenses should be recognized over the period of the contract to match the recognition of the respective hire revenues realized, and not at a certain point in time following the adoption of IFRS 15 Revenue from Contracts with Customers. All other voyage expenses and vessel operating costs are expensed as incurred, with the exception of commissions, which are also recognized on a pro-rata basis over the duration of the period of the time charter. Bunkers’ consumption included in voyage expenses represents mainly bunkers consumed during vessels’ unemployment and off-hire.

Net pool allocation

Net pool allocation

In relation to the vessels’ participation in the Cool Pool (until July 2019), net pool allocation represents GasLog’s share of the net revenues earned from the other pool participants’ vessels less the other participants’ share of the net revenues earned by GasLog’s vessels included in the pool. Each participant’s share of the net pool revenues is based on the number of pool points attributable to its vessels and the number of days such vessels participated in the pool.

Financial income and costs

Financial income and costs

Interest income is recognized on an accrual basis. Dividend income is recognized when the right to receive payment is established.

Interest expense, other borrowing costs and realized loss on CCSs are recognized on an accrual basis.

Foreign currencies

Foreign currencies

Transactions in currencies other than the USD are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into USD at the rates prevailing at that date. All resulting exchange differences are recognized in the consolidated statement of profit or loss in the period in which they arise. The exchange differences from cash and bonds are classified in Financial costs, while all other foreign exchange differences are classified in General and administrative expenses.

Deferred financing costs for undrawn facilities

Deferred financing costs for undrawn facilities

Commitment, arrangement, structuring, legal and agency fees incurred for obtaining new loans or refinancing existing facilities are recorded as deferred loan issuance costs and classified contra to debt, while the fees incurred for the undrawn facilities are classified under non-current assets in the statement of financial position and are reclassified contra to debt on the drawdown dates.

Deferred financing costs are deferred and amortized to financial costs over the term of the relevant loan, using the effective interest method. When the relevant loan is terminated or extinguished, the unamortized loan fees are written-off in the consolidated statement of profit or loss.

Vessels under construction

Vessels under construction

Vessels under construction are presented at cost less identified impairment losses, if any. Costs include shipyard installment payments and other vessel costs incurred during the construction period that are directly attributable to the acquisition or construction of the vessels.

Upon completion of the construction, the vessels are presented on the statement of financial position in accordance with the “Tangible fixed assets: Property, plant and equipment” policy as described below.

Tangible fixed assets: Property, plant and equipment

Tangible fixed assets: Property, plant and equipment

Tangible fixed assets are stated at cost less accumulated depreciation and any accumulated impairment loss. The initial cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition. The cost of an LNG vessel is split into two components, a “vessel component” and a “dry-docking component”. Depreciation for the vessel component is calculated on a straight-line basis, after taking into account the estimated residual values, over the estimated useful life of this major component of the vessels. Residual values are based on management’s estimation about the amount that the Group would currently obtain from disposal of its vessels, after deducting the estimated costs of disposal, if the vessels were already of the age and in the condition expected at the end of their useful life.

The LNG vessels are required to undergo dry-docking overhaul every five years to restore their service potential and to meet their classification requirements that cannot be performed while the vessels are operating. The dry-docking component is estimated at the time of a vessel’s delivery from the shipyard or acquisition from the previous owner and is measured based on the estimated cost of the first dry-docking subsequent to its acquisition, based on the Group’s historical experience with similar types of vessels. For subsequent dry-dockings, actual costs are capitalized when incurred. The dry-docking component is depreciated over the period of five years in case of new vessels, and until the next dry-docking for secondhand vessels (which is performed within five years from the vessel’s last dry-docking).

Costs that will be capitalized as part of the future dry-dockings will include a variety of costs incurred directly attributable to the dry-dock and costs incurred to meet classification and regulatory requirements, as well as expenses related to the dock preparation and port expenses at the dry-dock shipyard, dry-docking shipyard expenses, expenses related to hull, external surfaces and decks, and expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. Dry-docking costs do not include vessel operating expenses such as replacement parts, crew expenses, provisions, lubricants consumption, insurance, management fees or management costs during the dry-docking period. Expenses related to regular maintenance and repairs of vessels are expensed as incurred, even if such maintenance and repair occurs during the same time period as dry-docking.

The expected useful lives of all long-lived assets are as follows:

Vessel
LNG vessel component	35	years
Dry-docking component	5	years
Furniture, computer, software and other office equipment	3-5	years
Leasehold improvements	12	years (or remaining term of the lease)

Management estimates the useful life of its vessels to be 35 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

The useful lives of all assets and the depreciation method are reviewed annually to ensure that the method and period of depreciation are consistent with the expected pattern of economic benefits from items of property, plant and equipment. The residual value is also reviewed at each financial period-end. If expectations differ from previous estimates, the changes are accounted for prospectively in profit or loss in the period of the change and future periods.

Management estimates residual value of its vessels to be equal to the product of its lightweight tonnage (“LWT”) and an estimated scrap rate per LWT. The estimated residual value of the vessels may not represent the fair market value at any time partly because market prices of scrap values tend to fluctuate. The Group might revise the estimate of the residual values of the vessels in the future in response to changing market conditions.

Ordinary maintenance and repairs that do not extend the useful life of the asset are expensed as incurred.

When assets are sold, they are derecognized and any gain or loss resulting from their disposal is included in profit or loss.

Impairment of tangible fixed assets, vessels under construction and vessel held under finance lease renamed to right-of-use assets

Impairment of tangible fixed assets, vessels under construction and vessel held under finance lease  renamed to right-of-use assets

All assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Whenever the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recognized in the consolidated statement of profit or loss. The recoverable amount is the higher of an asset’s fair value less cost of disposal and “value in use”. The fair value less cost of disposal is the amount obtainable from the sale of an asset in an arm’s length transaction less the costs of disposal, while “value in use” is the present value of estimated future cash flows expected to arise from the continuing use of an asset and from its disposal at the end of its useful life. Recoverable amounts are estimated for individual assets or, if it is not possible, for the cash-generating unit. Each vessel is considered to be a separate cash-generating unit. The fair values of the vessels are estimated from market-based evidence by appraisal that is normally undertaken by professionally qualified brokers.

Reimbursable capital expenditures

Reimbursable capital expenditures

Costs eligible for capitalization that are contractually reimbursable by our charterers are recognized on a gross basis in the period incurred under “Vessels”. Concurrently, an equal amount is deferred as a liability and amortized to profit or loss as income over the remaining tenure of the charter party agreement.

Provisions

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Inventories

Inventories

Inventories represent lubricants on board the vessel and, in the event of a vessel not being employed under a charter, the bunkers on board the vessel. Inventories are stated at the lower of cost calculated on a first in, first out basis, and net realizable value.

Financial instruments

Financial instruments

Financial assets and liabilities are recognized when the Group becomes a party to the contractual provisions of the instrument. All financial instruments are initially recognized at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

•	Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions and other short-term, highly liquid investments which are readily convertible into known amounts of cash with original maturities of three months or less at the time of purchase that are subject to an insignificant risk of change in value.

•	Restricted cash

Restricted cash comprises cash held that is not available for use by the Group including cash held in blocked accounts in order to comply with the covenants under the Group’s credit facilities and amounts held as guarantees as part of stand-by letters of credit.

•	Short-term investments

Short-term investments represent short-term, highly liquid time deposits placed with financial institutions which are readily convertible into known amounts of cash with original maturities of more than three months but less than 12 months at the time of purchase that are subject to an insignificant risk of change in value.

•	Trade receivables

Trade receivables are carried at the amount expected to be received from the third party to settle the obligation. At each reporting date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful accounts. Trade receivables are recognized initially at their transaction price and subsequently measured at amortized cost using the effective interest method. Trade receivables are written off when there is no reasonable expectation of recovery. See Note 9 for further information about the Group’s accounting for trade receivables.

The simplified approach is applied to trade and other receivables and the Group recognizes lifetime expected credit losses (“ECLs”) on trade receivables. Under the simplified approach, the loss allowance is always equal to ECLs.

•	Borrowings

Borrowings are initially recognized at fair value (net of transaction costs). Borrowings are subsequently measured at amortized cost, using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the settlement of the borrowings is recognized in the statement of profit or loss over the term of the borrowings.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Borrowings also include arrangements such as sale and leaseback transactions with a right or obligation to repurchase the asset. The Group continues to recognize the asset and a financial liability for the amount of the consideration received from the customer.

•	Derivative financial instruments

The Group enters into a variety of derivative financial instruments to economically hedge its exposure to interest rate and foreign exchange rate risks, including interest rate swaps, CCSs and forward foreign exchange contracts.

Derivative financial instruments are initially recognized at fair value on the date the derivative contracts are entered into and are subsequently remeasured to their fair value at each reporting date. The resulting changes in fair value are recognized in the consolidated statement of profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in the consolidated statement of profit or loss depends on the nature of the hedge relationship. Derivatives are presented as assets when their valuation is favorable to the Group and as liabilities when unfavorable to the Group.

The Group’s criteria for classifying a derivative instrument in a hedging relationship include: (1) the existence of an economic relationship between the hedged item and the hedging instrument (i.e., the hedging instrument and hedged item must, based on an economic rationale, be expected to move in opposite directions as a result of a change in the hedged risk); (2) the effect of the credit risk should not dominate the value changes of either the hedged item or the hedging instrument (i.e., credit risk can arise on both the hedging instrument and the hedged item in the form of the counterparty’s credit risk or the entity’s own credit risk); and (3) the hedge ratio (i.e., the ratio between the amount of hedged item and the amount of hedging instrument) of the hedging relationship is the same as that actually used in the economic hedge.

At inception of the hedge relationship, the Group documents the economic relationship between hedging instruments and hedged items, including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Group documents its risk management objective and strategy for undertaking its hedge transactions.

Cash flow hedges that qualify for hedge accounting

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of profit or loss. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to the consolidated statement of profit or loss in the periods when the hedged item affects profit or loss, in the same line item as the recognized hedged item. Hedge accounting is discontinued when the Group terminates the hedging relationship, when the hedging instrument expires or is sold, terminated or exercised, or when it no longer qualifies for hedge accounting.

Any gain or loss accumulated in equity at that time remains in equity and is recognized in the consolidated statement of profit or loss when the hedged item affects the consolidated statement of profit or loss. When a forecast transaction designated as the hedged item in a cash flow hedge is no longer expected to occur, the gain or loss accumulated in equity is recycled immediately to the consolidated statement of profit or loss.

In accordance with the transition provisions, the Group has adopted the amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures which provide certain reliefs in connection with interest rate benchmark reform, retrospectively to hedging relationships that existed at the start of the reporting period or were designated thereafter. The amendments provide temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by interbank offered rate (“IBOR”) reform. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in the income statement. The reliefs will cease to apply when the uncertainty arising from interest rate benchmark reform is no longer present. The Group uses CCSs in order to hedge the Group’s exposure to fluctuations deriving from its bonds (Note 26). The amendments permit continuation of hedge accounting even though there is uncertainty about the replacement of the floating interest rates included in its CCSs (Note 24).

Derivatives that do not qualify for hedge accounting

Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in the consolidated statement of profit or loss.

•	Lease liabilities

Lease liabilities are initially measured at the fair value of the leased property or, if lower, the present value of the minimum lease payments—discounted at the interest rate implicit in the lease, if practicable, or else at the Group’s incremental borrowing rate—and subsequently measured at amortized cost, using the effective interest rate method. Finance charges in respect of finance leases are recognized in the consolidated statement of profit or loss under “Financial costs”.

Segment Information

Segment information

The information provided to the Group’s chief operating decision maker, being the Chief Executive Officer, to review the Group’s operating results and allocate resources is on a consolidated basis for a single reportable segment. Furthermore, when the Group charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Share-based compensation

Share-based compensation

Share-based compensation to employees and others providing similar services are measured at the fair value of the equity instruments on the grant date. Details regarding the determination of the fair value of share-based transactions are set out in Note 22.

The fair value determined at the grant date of the equity-settled share-based compensation is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statement of profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share-based compensation reserve.

Termination benefits

Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates: (a) when the Group can no longer withdraw the offer of those benefits; and (b) when the Group recognizes costs for a restructuring that is within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to present value.

Critical accounting judgments and key sources of estimation uncertainty

Critical accounting judgments and key sources of estimation uncertainty

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses recognized in the consolidated financial statements. The Group’s management evaluates whether estimates should be made on an ongoing basis, utilizing historical experience, consultation with experts and other methods management considers reasonable in the particular circumstances. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the assets or liabilities in the future. Critical accounting judgments are those that reflect significant judgments of uncertainties and potentially result in materially different results under different assumptions and conditions.

Critical accounting judgments

In the process of applying GasLog’s accounting policies, management has made the following judgments, apart from those involving estimations, that had the most significant effect on the amounts recognized in the consolidated financial statements.

Classification of the non-controlling interests: The non-controlling interests in the Partnership comprise the portion of the Partnership’s common units that are not directly or indirectly held by GasLog (32,726,222 units as of December 31, 2020). Under the terms of the partnership agreement, the Partnership is required to distribute 100% of available cash (as defined in the partnership agreement) with respect to each quarter within 45 days of the end of the quarter to the partners. Available cash can be summarized as cash and cash equivalents less an amount equal to cash reserves established by the Partnership’s board of directors to (i) provide for the proper conduct of the business of the Partnership (including reserves for future capital expenditures and for anticipated future credit needs of the Partnership) subsequent to such quarter, (ii) comply with applicable law or any loan agreement, security agreement, mortgage, debt instrument or other agreement or obligation to which any Partnership member is a party or by which it is bound or its assets are subject and/or (iii) provide funds for certain distributions relating to future periods.

In reaching a judgment as to whether the non-controlling interests in the Partnership should be classified as liabilities or equity interests, management has considered the wide discretion of the board of directors of the Partnership to determine whether any portion of the amount of cash available to the Partnership constitutes available cash and that it is possible that there could be no available cash. In the event that there is no available cash, as determined by the Partnership’s board of directors, the Partnership does not have a contractual obligation to make a distribution. Accordingly, management has concluded that the non-controlling interests do not represent a contractual obligation on the Partnership to deliver cash and therefore should be classified as equity within the financial statements.

Key sources of estimation uncertainty are as follows:

Impairment of vessels: The Group evaluates the carrying amounts of each of its vessels to determine whether there is any indication that those vessels have suffered an impairment loss by considering both internal and external sources of information. If any such indication exists, the recoverable amount of vessels is estimated in order to determine the extent of the impairment loss, if any. The total carrying amount of the Group’s vessels as of December 31, 2020, was $5,001,174 (December 31, 2019: $4,407,156).

Recoverable amount is the higher of fair value less costs to sell and value in use. The Group’s estimates of recoverable value assume that the vessels are all in seaworthy condition without need for repair and certified in class without notations of any kind. In assessing the fair value less cost to sell of the vessel, the Group obtains charter free market values for each vessel from independent and internationally recognized ship brokers on a semi-annual basis, which are also commonly used and accepted by the Group’s lenders for determining compliance with the relevant covenants in its credit facilities. Vessel values can be highly volatile, so the charter-free market values may not be indicative of the current or future market value of the Group’s vessels or prices that could be achieved if it were to sell them. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The projection of discounted cash flows related to vessels is complex and requires management to make various estimates including future charter rates, vessel operating expenses and the discount rate.

As of June 30, 2020 and December 31, 2020,  the carrying amounts of each of the six steam turbine propulsion (“Steam”) vessels (the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Lydon Volney, the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally), twelve tri-fuel diesel electric (“TFDE”)vessels (the GasLog Savannah, the GasLog Singapore, the GasLog Sydney,  the GasLog Skagen, the GasLog Seattle, the Solaris, the GasLog Saratoga, the GasLog Salem,  the GasLog Greece, the GasLog Glasgow, the Methane Julia Louise and the Methane Becki Anne) and four low pressure dual fuel two-stroke propulsion (“X-DF”) vessels (the GasLog Genoa, the GasLog Gladstone, the GasLog Houston and the GasLog Hong Kong) were higher than the charter free market values estimated by ship brokers on both dates, while two additional TFDE vessels, the GasLog Geneva and the GasLog Gibraltar had carrying amounts higher than their estimated charter-free market values as of December 31, 2020 only. The Group concluded that this, together with certain other events and circumstances (as further described in Note 6) indicated the existence of potential impairment of these vessels. As a result, the Group performed an impairment assessment for these vessels by comparing their values in use, being the discounted projected net operating cash flows for these vessels to their carrying values as of June 30, 2020 and December 31, 2020. The assumptions that the Group used in its discounted projected net operating cash flow analysis included, among others, utilization, operating revenues, voyage expenses and commissions, dry-docking costs, operating expenses (including vessel management costs), residual values and the discount rate. The key assumptions, being those to which the outcome of the impairment assessment is most sensitive, are the estimate of charter rates for non-contracted revenue days and the discount rate.

Revenue assumptions were based on contracted time charter rates up to the end of the current contract for each vessel, as well as the estimated average time charter rates for the remaining life of the vessel after the completion of its current contract. The revenue assumptions exclude days of scheduled off-hire based on the fleet’s historical performance and internal forecasts. The estimated daily time charter rates used for non-contracted revenue days after the completion of the current time charter were based on a combination of (i) recent charter market rates, (ii) conditions existing in the LNG market as of June 30, 2020 and December 31, 2020, (iii) historical average time charter rates, based on publications by independent third party maritime research services (“maritime research publications”), (iv) estimated future time charter rates, based on maritime research publications that provide such forecasts and (v) management’s internal assessment of long-term charter rates achievable by each class of vessel.

More specifically, for vessels whose charters expire within the next twelve months, the estimated charter rates and utilization for the first year from the assessment date were based on the approved annual budget for the respective year, which was formed based on the anticipated market conditions for that period (including the effect of the COVID-19 pandemic) and the latest available maritime research publications from ship brokers for short-term (less than 12 months) employment of a vessel operating in the spot market on less than one-year time charter contracts.

For non-contracted periods starting on the second year for already expired charters or upon the expiration of the firm charter period of a vessel and up to June 30, 2022, the Group used the most recent market rate for a longer-term (3- year) time charter rate based on available data from maritime research publications reflecting management’s view of the anticipated extent of the market disruption caused by the COVID-19 pandemic. For non-contracted periods starting on July 1, 2022 for already expired charters or upon the expiration of the firm charter period of a vessel and up to June 30, 2025,  the Group used charter rates based on a combination of recent charter market rates for a term (3-year) time charter rate based on available data from maritime research publication, historical average time charter rates and estimated future time charter rates, in order to incorporate the anticipated effect of the gradual stabilization of the LNG shipping market in the post-COVID-19 era. Such rates were lower than prevailing spot rates on each of the assessment dates.

For the remaining period from July 1, 2025 through the end of each vessel’s useful life (for non-contracted periods), the estimated average time charter rates for Steam, TFDE and X-DF vessels were based on analysis of future supply and demand for LNG, analysis of future LNG shipping supply and demand balances, internally estimated and market-derived costs of building and financing newbuild LNG vessels, the technical characteristics of each vessel and an assessment of the appropriate discount for Steam and TFDE vessels’ charter rates compared to modern newbuild LNG carriers, which is driven largely by unit freight cost differentials and utilization of such vessels.

Recognizing that the LNG industry is cyclical and subject to significant volatility based on factors beyond the Group’s control, management believes that the use of the revenue estimates discussed above to be reasonable as of the reporting date. The Group has assumed no inflation or any other revenue escalation or growth factors in determining forecasted time charter rates beyond the contracted charter period through the end of a vessel’s useful life, consistent with long-run historical evidence.

The Group used an annual operating expenses escalation factor equal to 1% based on its historical data and experience, as well as its expectations of future inflation and operating and dry-docking costs. Estimates for the remaining useful lives of the current fleet and residual and scrap values are the same as those used for the Group’s depreciation policy. All estimates used and assumptions made were in accordance with the Group’s internal budgets and historical experience of the shipping industry.

In the Group’s impairment assessment, the rate used to discount future estimated cash flows to their present values was approximately 5.8% to 6.4% as of December 31, 2020  (6.5% to 7.25% as of December 31, 2019). This was based on an estimated weighted average cost of capital calculated using cost of equity and cost of debt components, adjusted also for vessel-specific risks and uncertainties.

The values in use for five of the six Steam vessels calculated as per above were lower than the respective carrying amounts of those vessels and, consequently, an impairment loss of $28,627 was recognized in the year ended December 31, 2020 (Note 6). The values in use for each of the remaining Steam, TFDE and X-DF vessels with indicators of impairment were greater than their respective carrying amounts, and therefore no impairment loss was recognized for these vessels.

In connection with the impairment testing of our vessels as of December 31, 2020, we performed a sensitivity analysis on the most difficult, subjective or complex assumptions that have the potential to affect the outcome of the impairment assessment, which are the projected charter hire rates used to forecast future cash flows for non-contracted revenue days and the discount rate used, in particular for the Steam vessels (Note 6). It is reasonably possible that changes to these assumptions within the next financial year could require a material adjustment of the carrying amount of the Group’s Steam vessels.

Adoption of new and revised IFRS

Adoption of new and revised IFRS

(a)	Standards and interpretations adopted in the current period

At the date of authorization of these consolidated financial statements, there were no IFRS standards and amendments adopted in the current period with a material effect on the Group’s financial statements.

(b)	Standards and amendments in issue not yet adopted

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also defines the “settlement” of a liability as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2022 and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Group’s financial statements.

In August 2020, the IASB issued the Phase 2 amendments to IFRS 9 Financial Instruments, IFRS 7 Financial Instruments: Disclosures, IFRS 4 and IFRS 16 in connection with the Phase 2 of the interest rate benchmark reform. The amendments address the issues arising from the implementation of the reforms, including the replacement of one benchmark with an alternative one.  The amendment will be effective for annual periods beginning on or after January 1, 2021. Early application is permitted. Management is currently evaluating the impact of this standard on the Group’s consolidated financial statements.